Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Operating Activities
Net income (loss)	$ 190.1	$ 316.9	$ (746.7)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	168.0	172.9	187.6
Amortization	78.5	74.7	79.7
Provision for doubtful accounts	16.8	16.3	19.3
Goodwill and indefinite-lived intangible asset impairment charges			832.0
Asset impairment, gain on sale of product line of $5.6 in 2011, and net loss on sale/disposal of assets of $2.7, $2.8, and $9.4 in 2011, 2010, and 2009, respectively	9.9	5.1	48.0
Loss from debt extinguishments	0.7	4.0	21.2
Stock-based compensation	39.6	35.2	25.8
Other non-cash expense and loss	38.1	43.6	22.0
Other non-cash income and gain	(2.0)	(0.5)	(8.7)
Changes in assets and liabilities and other adjustments:
Trade accounts receivable	(43.6)	(87.6)	95.7
Inventories	(22.2)	(35.6)	133.3
Other current assets	29.4	(39.8)	40.6
Accounts payable	31.3	76.5	(14.5)
Accrued liabilities	(94.9)	30.0	(37.9)
Taxes on income	37.6	(12.0)	0.3
Deferred taxes	(1.0)	(48.2)	(91.0)
Other assets	1.5	(12.2)	2.3
Long-term retirement benefits and other liabilities	(55.1)	(52.6)	(40.0)
Net cash provided by operating activities	422.7	486.7	569.0
Investing Activities
Purchase of property, plant and equipment, net	(105.0)	(83.5)	(69.7)
Purchase of software and other deferred charges	(26.0)	(25.1)	(30.6)
Proceeds from sale of product lines	21.5
Proceeds from sale (purchase) of investments, net	0.3	0.8	(0.5)
Other	5.0		(5.0)
Net cash used in investing activities	(104.2)	(107.8)	(105.8)
Financing Activities
Net decrease in borrowings (maturities of 90 days or less)	(146.4)	(98.4)	(192.3)
Additional borrowings (maturities longer than 90 days)		249.8
Payments of debt (maturities longer than 90 days)	(1.5)	(341.2)	(108.3)
Dividends paid	(106.5)	(88.7)	(134.9)
Purchase of treasury stock	(13.5)	(108.7)
Proceeds from exercise of stock options, net	3.9	2.5	0.6
Other	(7.5)	(6.8)	2.2
Net cash used in financing activities	(271.5)	(391.5)	(432.7)
Effect of foreign currency translation on cash balances	3.5	2.0	2.1
Increase (decrease) in cash and cash equivalents	50.5	(10.6)	32.6
Cash and cash equivalents, beginning of year	127.5	138.1	105.5
Cash and cash equivalents, end of year	$ 178.0	$ 127.5	$ 138.1